ANNUAL REPORT
PHOENIX LIFE AND
ANNUITY VARIABLE
UNIVERSAL LIFE ACCOUNT
December 31, 2015

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A		Federated Fund for U.S. Government Securities II
Assets:
Investments at fair value	$ 242,852		$ 47,314		$ 262,697		$ 104,888
Total assets	$ 242,852		$ 47,314		$ 262,697		$ 104,888
Total net assets	$ 242,852		$ 47,314		$ 262,697		$ 104,888
Units outstanding	37,954		24,126		36,092		19,337
Investment shares held	3,602		517		13,541		9,640
Investments at cost	$ 115,449		$ 38,643		$ 155,580		$ 111,291
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 6.40	37,954	$ 1.96	24,126	$ 7.28	36,092	$ 5.42	19,337

	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II		Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Assets:
Investments at fair value	$ 4,768		$ 1,291,721		$ 105,689		$ 101,865
Total assets	$ 4,768		$ 1,291,721		$ 105,689		$ 101,865
Total net assets	$ 4,768		$ 1,291,721		$ 105,689		$ 101,865
Units outstanding	573		1,291,694		11,583		14,494
Investment shares held	750		1,291,720		3,128		3,213
Investments at cost	$ 5,585		$ 1,291,721		$ 75,869		$ 104,728
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 8.05	573	$ 1.00	1,291,694	$ 9.12	11,583	$ 7.03	14,494
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$ 168,187		$ 42,796		$ 73,139		$ 32,173
Total assets	$ 168,187		$ 42,796		$ 73,139		$ 32,173
Total net assets	$ 168,187		$ 42,796		$ 73,139		$ 32,173
Units outstanding	31,587		29,108		45,819		4,982
Investment shares held	2,565		3,496		5,151		1,676
Investments at cost	$ 126,429		$ 44,940		$ 89,652		$ 22,338
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 5.32	31,587	$ 1.47	29,108	$ 1.60	45,819	$ 6.46	4,982

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 37,664		$ 24,357		$ 97,953		$ 33,742
Total assets	$ 37,664		$ 24,357		$ 97,953		$ 33,742
Total net assets	$ 37,664		$ 24,357		$ 97,953		$ 33,742
Units outstanding	24,020		13,867		56,263		17,346
Investment shares held	657		720		6,061		3,029
Investments at cost	$ 24,794		$ 18,850		$ 110,138		$ 35,423
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.57	24,020	$ 1.74	13,867	$ 1.74	56,263	$ 1.94	17,346
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Assets:
Investments at fair value	$ 109,599		$ 51,398		$ 3,889		$ 20,273
Total assets	$ 109,599		$ 51,398		$ 3,889		$ 20,273
Total net assets	$ 109,599		$ 51,398		$ 3,889		$ 20,273
Units outstanding	64,278		28,153		4,005		34,619
Investment shares held	3,403		2,208		182		2,900
Investments at cost	$ 90,198		$ 44,688		$ 4,059		$ 79,859
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.71	64,278	$ 1.83	28,153	$ 0.97	4,005	$ 0.59	34,619

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class		Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 2
Assets:
Investments at fair value	$ 8,384		$ 9,601		$ 47,169		$ 18,347
Total assets	$ 8,384		$ 9,601		$ 47,169		$ 18,347
Total net assets	$ 8,384		$ 9,601		$ 47,169		$ 18,347
Units outstanding	5,679		5,679		26,951		2,449
Investment shares held	703		907		3,885		2,903
Investments at cost	$ 9,178		$ 9,386		$ 54,779		$ 38,690
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.48	5,679	$ 1.69	5,679	$ 1.75	26,951	$ 7.49	2,449
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares		Virtus Growth & Income Series – Class A Shares
Assets:
Investments at fair value	$ 5,468		$ 88,784		$ 159,966		$ 431,118
Total assets	$ 5,468		$ 88,784		$ 159,966		$ 431,118
Total net assets	$ 5,468		$ 88,784		$ 159,966		$ 431,118
Units outstanding	1,141		16,174		33,934		77,998
Investment shares held	414		6,665		6,424		31,537
Investments at cost	$ 4,180		$ 64,112		$ 96,241		$ 385,124
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 4.81	1,141	$ 5.49	16,174	$ 4.71	33,934	$ 5.53	77,998

	Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares
Assets:
Investments at fair value	$ 124,411		$ 185,870		$ 58,817		$ 41,557
Total assets	$ 124,411		$ 185,870		$ 58,817		$ 41,557
Total net assets	$ 124,411		$ 185,870		$ 58,817		$ 41,557
Units outstanding	19,131		24,805		3,733		3,679
Investment shares held	8,880		21,242		2,574		2,216
Investments at cost	$ 116,080		$ 198,198		$ 65,324		$ 33,208
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 6.50	19,131	$ 7.49	24,805	$ 15.76	3,733	$ 11.30	3,679
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger International Select
Assets:
Investments at fair value	$ 163,714		$ 16,422		$ 63,430		$ 56,713
Total assets	$ 163,714		$ 16,422		$ 63,430		$ 56,713
Total net assets	$ 163,714		$ 16,422		$ 63,430		$ 56,713
Units outstanding	18,353		2,657		8,212		9,483
Investment shares held	10,792		1,331		2,410		3,458
Investments at cost	$ 144,063		$ 16,987		$ 44,186		$ 42,358
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 8.92	18,353	$ 6.18	2,657	$ 7.72	8,212	$ 5.98	9,483

	Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 5,781		$ 192,587
Total assets	$ 5,781		$ 192,587
Total net assets	$ 5,781		$ 192,587
Units outstanding	585		20,736
Investment shares held	239		6,066
Investments at cost	$ 4,418		$ 136,747
	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 9.89	585	$ 9.29	20,736
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A	Federated Fund for U.S. Government Securities II
Income:
Dividends	$ 232	$ 46	$ 4,572	$ 3,216
Net investment income (loss)	232	46	4,572	3,216
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	172	(35)	1,093	(705)
Realized gain distributions	30,812	804	12,734	-
Realized gain (loss)	30,984	769	13,827	(705)
Change in unrealized appreciation (depreciation) during the year	(14,066)	(2,118)	(15,438)	(1,739)
Net increase (decrease) in net assets from operations	$ 17,150	$ (1,303)	$ 2,961	$ 772

	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Income:
Dividends	$ 302	$ 13	$ 1,017	$ 61
Net investment income (loss)	302	13	1,017	61
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(2,265)	-	17,602	3,597
Realized gain distributions	-	-	9,225	10,198
Realized gain (loss)	(2,265)	-	26,827	13,795
Change in unrealized appreciation (depreciation) during the year	1,896	-	(29,037)	(9,315)
Net increase (decrease) in net assets from operations	$ (67)	$ 13	$ (1,193)	$ 4,541

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:
Dividends	$ 271	$ 1,103	$ 3,684	$ 1,386
Net investment income (loss)	271	1,103	3,684	1,386
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	3,563	(32)	(165)	(679)
Realized gain distributions	6,927	36	-	3,059
Realized gain (loss)	10,490	4	(165)	2,380
Change in unrealized appreciation (depreciation) during the year	6,370	(910)	(9,159)	(5,920)
Net increase (decrease) in net assets from operations	$ 17,131	$ 197	$ (5,640)	$ (2,154)

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$ -	$ 294	$ 2,374	$ 1,423
Net investment income (loss)	-	294	2,374	1,423
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	4,136	4,297	15	-
Realized gain distributions	197	2,694	9,174	222
Realized gain (loss)	4,333	6,991	9,189	222
Change in unrealized appreciation (depreciation) during the year	(2,266)	(8,520)	(12,186)	(2,192)
Net increase (decrease) in net assets from operations	$ 2,067	$ (1,235)	$ (623)	$ (547)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	Neuberger Berman AMT Small Cap Growth Portfolio – S Class
Income:
Dividends	$ 1,377	$ 315	$ -	$ -
Net investment income (loss)	1,377	315	-	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	7,531	(4)	(7)	4,581
Realized gain distributions	5,895	3,239	-	2,022
Realized gain (loss)	13,426	3,235	(7)	6,603
Change in unrealized appreciation (depreciation) during the year	(17,812)	(5,590)	(170)	(6,441)
Net increase (decrease) in net assets from operations	$ (3,009)	$ (2,040)	$ (177)	$ 162

	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Sentinel Variable Products Small Company Fund
Income:
Dividends	$ 1,103	$ 351	$ 475	$ -
Net investment income (loss)	1,103	351	475	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(27,317)	(1)	(1)	145
Realized gain distributions	-	-	103	7,791
Realized gain (loss)	(27,317)	(1)	102	7,936
Change in unrealized appreciation (depreciation) during the year	19,098	(592)	(544)	(7,610)
Net increase (decrease) in net assets from operations	$ (7,116)	$ (242)	$ 33	$ 326

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2	Virtus Capital Growth Series – Class A Shares
Income:
Dividends	$ 444	$ 388	$ 3,112	$ -
Net investment income (loss)	444	388	3,112	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(7,647)	14,008	471	28
Realized gain distributions	2,829	396	-	-
Realized gain (loss)	(4,818)	14,404	471	28
Change in unrealized appreciation (depreciation) during the year	174	(15,669)	(11,040)	13,114
Net increase (decrease) in net assets from operations	$ (4,200)	$ (877)	$ (7,457)	$ 13,142

	Virtus Growth & Income Series – Class A Shares	Virtus International Series – Class A Shares	Virtus Multi-Sector Fixed Income Series – Class A Shares	Virtus Real Estate Securities Series – Class A Shares
Income:
Dividends	$ 4,097	$ 3,213	$ 8,015	$ 856
Net investment income (loss)	4,097	3,213	8,015	856
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(396)	118	5	(846)
Realized gain distributions	48,516	5,171	-	10,059
Realized gain (loss)	48,120	5,289	5	9,213
Change in unrealized appreciation (depreciation) during the year	(94,259)	(20,922)	(13,143)	(10,309)
Net increase (decrease) in net assets from operations	$ (42,042)	$ (12,420)	$ (5,123)	$ (240)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Virtus Small-Cap Growth Series – Class A Shares	Virtus Small-Cap Value Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International
Income:
Dividends	$ -	$ 890	$ 309	$ 1,107
Net investment income (loss)	-	890	309	1,107
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	615	225	12	(1,509)
Realized gain distributions	4,401	15,381	1,271	6,580
Realized gain (loss)	5,016	15,606	1,283	5,071
Change in unrealized appreciation (depreciation) during the year	(4,337)	(19,216)	(2,540)	(6,004)
Net increase (decrease) in net assets from operations	$ 679	$ (2,720)	$ (948)	$ 174

	Wanger International Select	Wanger Select	Wanger USA
Income:
Dividends	$ 937	$ 1	$ -
Net investment income (loss)	937	1	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	19,736	9,737	(2,102)
Realized gain distributions	4,109	1,722	37,253
Realized gain (loss)	23,845	11,459	35,151
Change in unrealized appreciation (depreciation) during the year	(23,605)	(10,463)	(35,858)
Net increase (decrease) in net assets from operations	$ 1,177	$ 997	$ (707)
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 232	$ 252	$ 46	$ 501
Realized gains (losses)	30,984	41,469	769	4,184
Unrealized appreciation (depreciation) during the year	(14,066)	(7,271)	(2,118)	(252)
Net increase (decrease) in net assets from operations	17,150	34,450	(1,303)	4,433
Contract transactions:
Payments received from contract owners	5,584	4,890	(1)	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,310)	(452)	(2,526)	-
Transfers for contract benefits and terminations	(36,174)	-	-	(1)
Contract maintenance charges	(19,464)	(18,642)	(818)	(745)
Net increase (decrease) in net assets resulting from contract transactions	(51,364)	(14,204)	(3,345)	(746)
Total increase (decrease) in net assets	(34,214)	20,246	(4,648)	3,687
Net assets at beginning of period	277,066	256,820	51,962	48,275
Net assets at end of period	$ 242,852	$ 277,066	$ 47,314	$ 51,962

	Deutsche Equity 500 Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,572	$ 4,705	$ 3,216	$ 4,130
Realized gains (losses)	13,827	8,927	(705)	18
Unrealized appreciation (depreciation) during the year	(15,438)	19,125	(1,739)	2,299
Net increase (decrease) in net assets from operations	2,961	32,757	772	6,447
Contract transactions:
Payments received from contract owners	10,548	7,148	7,478	6,596
Transfers between Investment Options (including Guaranteed Interest Account), net	(17,750)	(1,316)	(24,459)	1,487
Transfers for contract benefits and terminations	(71)	-	(19,040)	-
Contract maintenance charges	(5,411)	(5,338)	(6,497)	(5,968)
Net increase (decrease) in net assets resulting from contract transactions	(12,684)	494	(42,518)	2,115
Total increase (decrease) in net assets	(9,723)	33,251	(41,746)	8,562
Net assets at beginning of period	272,420	239,169	146,634	138,072
Net assets at end of period	$ 262,697	$ 272,420	$ 104,888	$ 146,634

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 302	$ 2,309	$ 13	$ -
Realized gains (losses)	(2,265)	24	-	-
Unrealized appreciation (depreciation) during the year	1,896	(1,290)	-	-
Net increase (decrease) in net assets from operations	(67)	1,043	13	-
Contract transactions:
Payments received from contract owners	152	-	1,957	1,957
Transfers between Investment Options (including Guaranteed Interest Account), net	(32,818)	(49)	-	-
Transfers for contract benefits and terminations	11	-	(7,266)	-
Contract maintenance charges	(805)	(1,209)	(33,614)	(31,306)
Net increase (decrease) in net assets resulting from contract transactions	(33,460)	(1,258)	(38,923)	(29,349)
Total increase (decrease) in net assets	(33,527)	(215)	(38,910)	(29,349)
Net assets at beginning of period	38,295	38,510	1,330,631	1,359,980
Net assets at end of period	$ 4,768	$ 38,295	$ 1,291,721	$ 1,330,631

	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,017	$ 1,317	$ 61	$ 15
Realized gains (losses)	26,827	33,303	13,795	6,691
Unrealized appreciation (depreciation) during the year	(29,037)	(11,783)	(9,315)	(4,166)
Net increase (decrease) in net assets from operations	(1,193)	22,837	4,541	2,540
Contract transactions:
Payments received from contract owners	1,340	798	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	80,742	(24,929)	86,733	(24,817)
Transfers for contract benefits and terminations	(125,516)	(57,506)	-	-
Contract maintenance charges	(6,926)	(10,225)	(1,555)	(172)
Net increase (decrease) in net assets resulting from contract transactions	(50,360)	(91,862)	85,178	(24,989)
Total increase (decrease) in net assets	(51,553)	(69,025)	89,719	(22,449)
Net assets at beginning of period	157,242	226,267	12,146	34,595
Net assets at end of period	$ 105,689	$ 157,242	$ 101,865	$ 12,146

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 271	$ 113	$ 1,103	$ 1,844
Realized gains (losses)	10,490	86,606	4	(124)
Unrealized appreciation (depreciation) during the year	6,370	(70,026)	(910)	3,058
Net increase (decrease) in net assets from operations	17,131	16,693	197	4,778
Contract transactions:
Payments received from contract owners	3,656	2,933	(1)	-
Transfers between Investment Options (including Guaranteed Interest Account), net	160,964	60,357	(43,166)	(2,227)
Transfers for contract benefits and terminations	(129,334)	(161,433)	-	-
Contract maintenance charges	(7,050)	(6,310)	-	(602)
Net increase (decrease) in net assets resulting from contract transactions	28,236	(104,453)	(43,167)	(2,829)
Total increase (decrease) in net assets	45,367	(87,760)	(42,970)	1,949
Net assets at beginning of period	122,820	210,580	85,766	83,817
Net assets at end of period	$ 168,187	$ 122,820	$ 42,796	$ 85,766

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,684	$ 6,332	$ 1,386	$ 850
Realized gains (losses)	(165)	(1,155)	2,380	226
Unrealized appreciation (depreciation) during the year	(9,159)	(1,247)	(5,920)	1,769
Net increase (decrease) in net assets from operations	(5,640)	3,930	(2,154)	2,845
Contract transactions:
Payments received from contract owners	-	203	2,362	2,362
Transfers between Investment Options (including Guaranteed Interest Account), net	(243)	12,670	-	-
Transfers for contract benefits and terminations	-	(51,178)	(10,008)	-
Contract maintenance charges	(4,182)	(6,644)	(770)	(657)
Net increase (decrease) in net assets resulting from contract transactions	(4,425)	(44,949)	(8,416)	1,705
Total increase (decrease) in net assets	(10,065)	(41,019)	(10,570)	4,550
Net assets at beginning of period	83,204	124,223	42,743	38,193
Net assets at end of period	$ 73,139	$ 83,204	$ 32,173	$ 42,743

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 19	$ 294	$ 308
Realized gains (losses)	4,333	27	6,991	514
Unrealized appreciation (depreciation) during the year	(2,266)	3,672	(8,520)	1,980
Net increase (decrease) in net assets from operations	2,067	3,718	(1,235)	2,802
Contract transactions:
Payments received from contract owners	1,741	1,740	322	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(7,666)	(722)	(67)	(210)
Transfers for contract benefits and terminations	(6,159)	-	(9,695)	-
Contract maintenance charges	(236)	(364)	(1,211)	(1,162)
Net increase (decrease) in net assets resulting from contract transactions	(12,320)	654	(10,651)	(1,372)
Total increase (decrease) in net assets	(10,253)	4,372	(11,886)	1,430
Net assets at beginning of period	47,917	43,545	36,243	34,813
Net assets at end of period	$ 37,664	$ 47,917	$ 24,357	$ 36,243

	Invesco V.I. Equity and Income Fund – Series II Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,374	$ -	$ 1,423	$ 1,591
Realized gains (losses)	9,189	-	222	976
Unrealized appreciation (depreciation) during the year	(12,186)	-	(2,192)	(1,127)
Net increase (decrease) in net assets from operations	(623)	-	(547)	1,440
Contract transactions:
Payments received from contract owners	1	-	1,761	1,740
Transfers between Investment Options (including Guaranteed Interest Account), net	100,221	-	-	-
Transfers for contract benefits and terminations	-	-	-	(2,530)
Contract maintenance charges	(1,646)	-	(785)	(768)
Net increase (decrease) in net assets resulting from contract transactions	98,576	-	976	(1,558)
Total increase (decrease) in net assets	97,953	-	429	(118)
Net assets at beginning of period	-	-	33,313	33,431
Net assets at end of period	$ 97,953	$ -	$ 33,742	$ 33,313

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,377	$ 957	$ 315	$ 222
Realized gains (losses)	13,426	35	3,235	1,181
Unrealized appreciation (depreciation) during the year	(17,812)	8,920	(5,590)	4,121
Net increase (decrease) in net assets from operations	(3,009)	9,912	(2,040)	5,524
Contract transactions:
Payments received from contract owners	4,351	4,349	3,201	2,476
Transfers between Investment Options (including Guaranteed Interest Account), net	(12,728)	(709)	(134)	-
Transfers for contract benefits and terminations	(14,944)	-	(1)	(5,243)
Contract maintenance charges	(3,206)	(3,080)	(1,588)	(1,145)
Net increase (decrease) in net assets resulting from contract transactions	(26,527)	560	1,478	(3,912)
Total increase (decrease) in net assets	(29,536)	10,472	(562)	1,612
Net assets at beginning of period	139,135	128,663	51,960	50,348
Net assets at end of period	$ 109,599	$ 139,135	$ 51,398	$ 51,960

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Neuberger Berman AMT Small Cap Growth Portfolio – S Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ -	$ -
Realized gains (losses)	(7)	-	6,603	1,347
Unrealized appreciation (depreciation) during the year	(170)	-	(6,441)	(1,195)
Net increase (decrease) in net assets from operations	(177)	-	162	152
Contract transactions:
Payments received from contract owners	(1)	-	13,690	-
Transfers between Investment Options (including Guaranteed Interest Account), net	4,294	-	(13,398)	(158)
Transfers for contract benefits and terminations	-	-	(4,866)	-
Contract maintenance charges	(227)	-	(2,433)	(2,199)
Net increase (decrease) in net assets resulting from contract transactions	4,066	-	(7,007)	(2,357)
Total increase (decrease) in net assets	3,889	-	(6,845)	(2,205)
Net assets at beginning of period	-	-	6,845	9,050
Net assets at end of period	$ 3,889	$ -	$ -	$ 6,845

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,103	$ 195	$ 351	$ 115
Realized gains (losses)	(27,317)	(3,688)	(1)	1
Unrealized appreciation (depreciation) during the year	19,098	(11,055)	(592)	137
Net increase (decrease) in net assets from operations	(7,116)	(14,548)	(242)	253
Contract transactions:
Payments received from contract owners	-	122	1	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(25,235)	12,066	(42)	(48)
Transfers for contract benefits and terminations	-	(22,047)	-	-
Contract maintenance charges	(496)	(2,334)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(25,731)	(12,193)	(41)	(48)
Total increase (decrease) in net assets	(32,847)	(26,741)	(283)	205
Net assets at beginning of period	53,120	79,861	8,667	8,462
Net assets at end of period	$ 20,273	$ 53,120	$ 8,384	$ 8,667

	PIMCO Total Return Portfolio – Advisor Class		Sentinel Variable Products Small Company Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 475	$ 201	$ -	$ -
Realized gains (losses)	102	-	7,936	-
Unrealized appreciation (depreciation) during the year	(544)	186	(7,610)	-
Net increase (decrease) in net assets from operations	33	387	326	-
Contract transactions:
Payments received from contract owners	1	-	(1)	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(65)	(64)	47,661	-
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	-	-	(817)	-
Net increase (decrease) in net assets resulting from contract transactions	(64)	(64)	46,843	-
Total increase (decrease) in net assets	(31)	323	47,169	-
Net assets at beginning of period	9,632	9,309	-	-
Net assets at end of period	$ 9,601	$ 9,632	$ 47,169	$ -

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 444	$ 1,032	$ 388	$ 1,087
Realized gains (losses)	(4,818)	(1,843)	14,404	41,158
Unrealized appreciation (depreciation) during the year	174	(6,107)	(15,669)	(52,225)
Net increase (decrease) in net assets from operations	(4,200)	(6,918)	(877)	(9,980)
Contract transactions:
Payments received from contract owners	1	82	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(31,235)	6,965	(39,338)	-
Transfers for contract benefits and terminations	-	(16,292)	(6,195)	(120,994)
Contract maintenance charges	(484)	(1,885)	(233)	(2,368)
Net increase (decrease) in net assets resulting from contract transactions	(31,718)	(11,130)	(45,766)	(123,362)
Total increase (decrease) in net assets	(35,918)	(18,048)	(46,643)	(133,342)
Net assets at beginning of period	54,265	72,313	52,111	185,453
Net assets at end of period	$ 18,347	$ 54,265	$ 5,468	$ 52,111

	Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,112	$ 1,615	$ -	$ 79
Realized gains (losses)	471	(389)	28	767
Unrealized appreciation (depreciation) during the year	(11,040)	(5,215)	13,114	13,696
Net increase (decrease) in net assets from operations	(7,457)	(3,989)	13,142	14,542
Contract transactions:
Payments received from contract owners	6,847	5,846	9,138	9,124
Transfers between Investment Options (including Guaranteed Interest Account), net	32	14,445	642	-
Transfers for contract benefits and terminations	(20,440)	(2,376)	(629)	(8,430)
Contract maintenance charges	(9,624)	(11,781)	(4,013)	(3,516)
Net increase (decrease) in net assets resulting from contract transactions	(23,185)	6,134	5,138	(2,822)
Total increase (decrease) in net assets	(30,642)	2,145	18,280	11,720
Net assets at beginning of period	119,426	117,281	141,686	129,966
Net assets at end of period	$ 88,784	$ 119,426	$ 159,966	$ 141,686

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Virtus Growth & Income Series – Class A Shares		Virtus International Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,097	$ 4,396	$ 3,213	$ 7,323
Realized gains (losses)	48,120	86,951	5,289	1,931
Unrealized appreciation (depreciation) during the year	(94,259)	(46,579)	(20,922)	(16,559)
Net increase (decrease) in net assets from operations	(42,042)	44,768	(12,420)	(7,305)
Contract transactions:
Payments received from contract owners	20,110	19,001	6,495	6,496
Transfers between Investment Options (including Guaranteed Interest Account), net	(5,587)	(780)	(25,178)	1,167
Transfers for contract benefits and terminations	(12,959)	(184,828)	(22,523)	-
Contract maintenance charges	(12,033)	(13,673)	(2,305)	(2,055)
Net increase (decrease) in net assets resulting from contract transactions	(10,469)	(180,280)	(43,511)	5,608
Total increase (decrease) in net assets	(52,511)	(135,512)	(55,931)	(1,697)
Net assets at beginning of period	483,629	619,141	180,342	182,039
Net assets at end of period	$ 431,118	$ 483,629	$ 124,411	$ 180,342

	Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 8,015	$ 5,140	$ 856	$ 212
Realized gains (losses)	5	117	9,213	2,320
Unrealized appreciation (depreciation) during the year	(13,143)	(3,303)	(10,309)	2,507
Net increase (decrease) in net assets from operations	(5,123)	1,954	(240)	5,039
Contract transactions:
Payments received from contract owners	4,220	3,956	1	-
Transfers between Investment Options (including Guaranteed Interest Account), net	87,932	1,445	46,651	(261)
Transfers for contract benefits and terminations	14	(2,498)	(6,806)	-
Contract maintenance charges	(4,978)	(4,598)	(1,216)	(535)
Net increase (decrease) in net assets resulting from contract transactions	87,188	(1,695)	38,630	(796)
Total increase (decrease) in net assets	82,065	259	38,390	4,243
Net assets at beginning of period	103,805	103,546	20,427	16,184
Net assets at end of period	$ 185,870	$ 103,805	$ 58,817	$ 20,427

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 890	$ 1,059
Realized gains (losses)	5,016	11,922	15,606	19,668
Unrealized appreciation (depreciation) during the year	(4,337)	(11,195)	(19,216)	(19,252)
Net increase (decrease) in net assets from operations	679	727	(2,720)	1,475
Contract transactions:
Payments received from contract owners	2,232	2,232	1,722	-
Transfers between Investment Options (including Guaranteed Interest Account), net	1,020	-	(12,545)	371
Transfers for contract benefits and terminations	(6,471)	(41,810)	21	(37,571)
Contract maintenance charges	(2,383)	(2,600)	(2,624)	(2,838)
Net increase (decrease) in net assets resulting from contract transactions	(5,602)	(42,178)	(13,426)	(40,038)
Total increase (decrease) in net assets	(4,923)	(41,451)	(16,146)	(38,563)
Net assets at beginning of period	46,480	87,931	179,860	218,423
Net assets at end of period	$ 41,557	$ 46,480	$ 163,714	$ 179,860

	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 309	$ 429	$ 1,107	$ 1,186
Realized gains (losses)	1,283	1,204	5,071	8,959
Unrealized appreciation (depreciation) during the year	(2,540)	(157)	(6,004)	(13,669)
Net increase (decrease) in net assets from operations	(948)	1,476	174	(3,524)
Contract transactions:
Payments received from contract owners	1,160	809	4,279	3,691
Transfers between Investment Options (including Guaranteed Interest Account), net	(173)	(56)	(3,368)	67
Transfers for contract benefits and terminations	9	-	(11,191)	-
Contract maintenance charges	(3,420)	(2,958)	(3,496)	(3,491)
Net increase (decrease) in net assets resulting from contract transactions	(2,424)	(2,205)	(13,776)	267
Total increase (decrease) in net assets	(3,372)	(729)	(13,602)	(3,257)
Net assets at beginning of period	19,794	20,523	77,032	80,289
Net assets at end of period	$ 16,422	$ 19,794	$ 63,430	$ 77,032

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Wanger International Select		Wanger Select
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 937	$ 2,295	$ 1	$ -
Realized gains (losses)	23,845	4,788	11,459	3,368
Unrealized appreciation (depreciation) during the year	(23,605)	(18,543)	(10,463)	(2,597)
Net increase (decrease) in net assets from operations	1,177	(11,460)	997	771
Contract transactions:
Payments received from contract owners	356	122	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	45,652	7,736	65,297	(235)
Transfers for contract benefits and terminations	(109,039)	(27,083)	(85,260)	-
Contract maintenance charges	(3,242)	(6,065)	(641)	(1,081)
Net increase (decrease) in net assets resulting from contract transactions	(66,273)	(25,290)	(20,604)	(1,316)
Total increase (decrease) in net assets	(65,096)	(36,750)	(19,607)	(545)
Net assets at beginning of period	121,809	158,559	25,388	25,933
Net assets at end of period	$ 56,713	$ 121,809	$ 5,781	$ 25,388

	Wanger USA
	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -
Realized gains (losses)	35,151	27,806
Unrealized appreciation (depreciation) during the year	(35,858)	(17,510)
Net increase (decrease) in net assets from operations	(707)	10,296
Contract transactions:
Payments received from contract owners	5,301	4,238
Transfers between Investment Options (including Guaranteed Interest Account), net	(556)	(150)
Transfers for contract benefits and terminations	(22,648)	-
Contract maintenance charges	(13,787)	(13,504)
Net increase (decrease) in net assets resulting from contract transactions	(31,690)	(9,416)
Total increase (decrease) in net assets	(32,397)	880
Net assets at beginning of period	224,984	224,104
Net assets at end of period	$ 192,587	$ 224,984
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Phoenix Life and Annuity Variable Universal Life Account (the “Separate Account”) is a separate account of Phoenix Life and Annuity Company (“PLAC”, the "Company", “we” or “us”), the sponsor company. PLAC is a Connecticut stock life insurance company and is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company. PLAC is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on July 1, 1996. The Separate Account currently consists of 56 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio – Class 1-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II – Primary Shares
Federated Prime Money Fund II
Fidelity ® VIP Contrafund® Portfolio – Service Class
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Fidelity ® VIP Growth Portfolio – Service Class
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim VT Long Short Equity Fund
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Class II
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Bond-Debenture Portfolio-Class VC Shares
Lord Abbett Growth and Income Portfolio-Class VC Shares
Lord Abbett Mid-Cap Value Portfolio-Class VC Shares
Neuberger Berman AMT Guardian Portfolio – S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-Class S
Neuberger Berman AMT Small Cap Growth Portfolio-Class S (effective 11/6/2015, merged into surviving fund Neuberger Berman AMT Mid Cap Growth Portfolio-Class S)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund
Sentinel Variable Products Small Company Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
Virtus Capital Growth – Class A Shares
Virtus Growth & Income Series – Class A Shares
Virtus International Series – Class A Shares
Virtus Multi-Sector Fixed Income – Class A Shares
Virtus Real Estate Securities Series – Class A Shares
Virtus Small-Cap Growth Series – Class A Shares
Virtus Small-Cap Value – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger International Select
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
PLAC and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PLAC’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PLAC’s general account assets.
Note 2—Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: PLAC is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Under the current provisions of the Code, PLAC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PLAC will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PLAC management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
Security Valuation: The Separate Account measures the fair value of its investment in the Funds available on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2015.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3— Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 37,095	$ 57,415
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	850	3,345
Deutsche Equity 500 Index VIP – Class A	44,435	39,813
Federated Fund for U.S. Government Securities II	45,002	84,304
Federated High Income Bond Fund II – Primary Shares	713	33,871
Federated Prime Money Fund II	1,970	40,880
Fidelity ® VIP Contrafund® Portfolio – Service Class	145,013	185,132
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	186,515	91,077
Fidelity ® VIP Growth Portfolio – Service Class	173,700	138,266
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	1,138	43,166
Franklin Income VIP Fund – Class 2	3,685	4,426
Franklin Mutual Shares VIP Fund – Class 2	6,807	10,778
Invesco V.I. American Franchise Fund – Series I Shares	11,011	23,134
Invesco V.I. Core Equity Fund – Series I Shares	3,839	11,502
Invesco V.I. Equity and Income Fund – Series II Shares	111,769	1,646
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	3,406	785
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	26,842	46,096
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	6,754	1,722
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	4,294	227
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	674	6,899
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	1,279	25,906
PIMCO Real Return Portfolio – Advisor Class	352	42
PIMCO Total Return Portfolio – Advisor Class	579	65
Sentinel Variable Products Small Company Fund	56,906	2,272
Templeton Developing Markets VIP Fund – Class 2	3,319	31,764
Templeton Foreign VIP Fund – Class 2	784	45,766
Templeton Growth VIP Fund – Class 2	10,723	30,796
Virtus Capital Growth Series – Class A Shares	9,781	4,642
Virtus Growth & Income Series – Class A Shares	81,635	39,492
Virtus International Series – Class A Shares	53,361	88,488
Virtus Multi-Sector Fixed Income Series – Class A Shares	100,829	5,626
Virtus Real Estate Securities Series – Class A Shares	100,519	50,974
Virtus Small-Cap Growth Series – Class A Shares	7,653	8,854
Virtus Small-Cap Value Series – Class A Shares	31,842	28,997
Virtus Strategic Allocation Series – Class A Shares	3,415	4,259
Wanger International	17,419	23,508
Wanger International Select	93,005	154,233
Wanger Select	67,029	85,910
Wanger USA	43,499	37,936
	$ 1,499,441	$ 1,494,014

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4— Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2015			For the period ended December 31, 2014
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	958	(8,986)	(8,028)	944	(3,446)	(2,502)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	-	(1,660)	(1,660)	-	(387)	(387)
Deutsche Equity 500 Index VIP – Class A	3,718	(5,479)	(1,761)	1,167	(997)	170
Federated Fund for U.S. Government Securities II	7,657	(15,494)	(7,837)	1,727	(1,323)	404
Federated High Income Bond Fund II – Primary Shares	30	(4,090)	(4,060)	-	(151)	(151)
Federated Prime Money Fund II	1,956	(40,879)	(38,923)	1,956	(31,305)	(29,349)
Fidelity ® VIP Contrafund® Portfolio – Service Class	14,052	(19,799)	(5,747)	4,092	(14,646)	(10,554)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	25,910	(13,239)	12,671	5	(4,003)	(3,998)
Fidelity ® VIP Growth Portfolio – Service Class	32,976	(26,083)	6,893	12,885	(35,266)	(22,381)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	-	(28,814)	(28,814)	23,962	(25,903)	(1,941)
Franklin Income VIP Fund – Class 2	-	(2,629)	(2,629)	19,921	(47,144)	(27,223)
Franklin Mutual Shares VIP Fund – Class 2	340	(1,649)	(1,309)	368	(99)	269
Invesco V.I. American Franchise Fund – Series I Shares	7,016	(15,015)	(7,999)	1,299	(833)	466
Invesco V.I. Core Equity Fund – Series I Shares	379	(6,093)	(5,714)	-	(760)	(760)
Invesco V.I. Equity and Income Fund – Series II Shares	57,191	(928)	56,263	-	-	-
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	862	(390)	472	887	(1,683)	(796)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	11,161	(26,152)	(14,991)	2,700	(2,343)	357
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	1,679	(909)	770	1,401	(3,610)	(2,209)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	4,236	(231)	4,005	-	-	-
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	-	(4,851)	(4,851)	-	(1,786)	(1,786)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	281	(33,089)	(32,808)	22,917	(37,985)	(15,068)
PIMCO Real Return Portfolio – Advisor Class	-	(27)	(27)	-	(32)	(32)
PIMCO Total Return Portfolio – Advisor Class	(1)	(38)	(39)	-	(38)	(38)
Sentinel Variable Products Small Company Fund	28,170	(1,219)	26,951	-	-	-
Templeton Developing Markets VIP Fund – Class 2	6	(3,380)	(3,374)	1,389	(2,674)	(1,285)
Templeton Foreign VIP Fund – Class 2	5	(8,994)	(8,989)	-	(21,910)	(21,910)
Templeton Growth VIP Fund – Class 2	1,279	(5,456)	(4,177)	3,307	(2,379)	928
Virtus Capital Growth Series – Class A Shares	2,107	(1,012)	1,095	2,305	(3,122)	(817)
Virtus Growth & Income Series – Class A Shares	4,861	(6,570)	(1,709)	3,331	(35,499)	(32,168)
Virtus International Series – Class A Shares	6,131	(11,826)	(5,695)	1,204	(460)	744
Virtus Multi-Sector Fixed Income Series – Class A Shares	11,860	(733)	11,127	5,161	(5,387)	(226)
Virtus Real Estate Securities Series – Class A Shares	5,565	(3,159)	2,406	20	(77)	(57)
Virtus Small-Cap Growth Series – Class A Shares	286	(751)	(465)	221	(4,349)	(4,128)
Virtus Small-Cap Value Series – Class A Shares	1,676	(3,211)	(1,535)	169	(4,876)	(4,707)
Virtus Strategic Allocation Series – Class A Shares	287	(661)	(374)	130	(477)	(347)
Wanger International	1,204	(2,974)	(1,770)	493	(457)	36
Wanger International Select	13,667	(24,343)	(10,676)	3,168	(7,424)	(4,256)
Wanger Select	6,215	(8,203)	(1,988)	-	(138)	(138)
Wanger USA	650	(3,990)	(3,340)	491	(1,544)	(1,053)

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5— Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2015, 2014, 2013, 2012, and 2011 follows:
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2]	Total Return [3]
Alger Capital Appreciation Portfolio – Class I-2 Shares
2015	38	6.40	243	0.08%	-	6.19%
2014	46	6.03	277	0.10%	-	13.75%
2013	48	5.30	257	0.37%	-	35.19%
2012	56	3.92	219	1.04%	-	18.30%
2011	58	3.31	193	0.11%	-	(0.30%)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2015	24	1.96	47	0.09%	-	(2.68%)
2014	26	2.02	52	1.01%	-	9.25%
2013	26	1.84	48	0.92%	-	32.82%
2012 [5]	27	1.39	37	1.07%	-	6.13%
Deutsche Equity 500 Index VIP – Class A
2015	36	7.28	263	1.72%	-	1.13%
2014	38	7.20	272	1.84%	-	13.39%
2013	38	6.35	239	1.77%	-	31.93%
2012	37	4.81	179	1.74%	-	15.70%
2011	40	4.16	167	1.69%	-	1.83%
Federated Fund for U.S. Government Securities II
2015	19	5.42	105	2.81%	-	0.52%
2014	27	5.40	147	2.88%	-	4.62%
2013	27	5.16	138	3.33%	-	(2.05%)
2012	27	5.27	144	3.05%	-	2.98%
2011	40	5.11	205	4.06%	-	5.78%
Federated High Income Bond Fund II – Primary Shares
2015	1	8.05	5	4.68%	-	(2.57%)
2014	5	8.27	38	5.91%	-	2.69%
2013	5	8.05	39	6.80%	-	6.99%
2012	5	7.52	37	7.95%	-	14.70%
2011	6	6.56	38	8.67%	-	5.17%
Federated Prime Money Fund II
2015	1,292	1.00	1,292	0.00%	-	0.00%*
2014	1,331	1.00	1,331	-	-	0.00%*
2013	1,360	1.00	1,360	-	-	0.00%*
2012	1,393	1.00	1,393	-	-	0.00%*
2011	1,411	1.00	1,411	-	-	0.00%*
Fidelity ® VIP Contrafund® Portfolio – Service Class
2015	12	9.12	106	0.93%	-	0.56%
2014	17	9.07	157	0.61%	-	11.82%
2013	28	8.11	226	1.02%	-	31.14%
2012	30	6.19	189	1.01%	-	16.31%
2011	41	5.32	216	0.90%	-	(2.64%)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2015	14	7.03	102	0.07%	-	5.48%
2014	2	6.66	12	0.06%	-	12.10%
2013	6	5.94	35	0.21%	-	37.78%
2012	2	4.31	9	0.17%	-	19.46%
2011	4	3.61	15	0.05%	-	2.18%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2]	Total Return [3]
Fidelity ® VIP Growth Portfolio – Service Class
2015	32	5.32	168	0.14%	-	7.05%
2014	25	4.97	123	0.10%	-	11.19%
2013	47	4.47	211	0.19%	-	36.20%
2012	56	3.28	183	0.51%	-	14.54%
2011	56	2.87	162	0.27%	-	0.14%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2015	29	1.47	43	2.43%	-	(0.71%)
2014	58	1.48	86	2.16%	-	5.75%
2013	60	1.40	84	2.53%	-	(1.89%)
2012	35	1.43	50	2.35%	-	5.77%
2011	17	1.35	23	3.25%	-	7.21%
Franklin Income VIP Fund – Class 2
2015	46	1.60	73	4.65%	-	(7.05%)
2014	48	1.72	83	4.99%	-	4.62%
2013	76	1.64	124	5.96%	-	13.94%
2012	72	1.44	104	6.49%	-	12.65%
2011	81	1.28	104	5.61%	-	2.38%
Franklin Mutual Shares VIP Fund – Class 2
2015	5	6.46	32	3.17%	-	(4.94%)
2014	6	6.79	43	2.06%	-	7.12%
2013	6	6.34	38	2.02%	-	28.26%
2012	7	4.94	35	2.15%	-	14.24%
2011	14	4.33	59	2.09%	-	(1.04%)
Invesco V.I. American Franchise Fund – Series I Shares
2015	24	1.57	38	-	-	5.01%
2014	32	1.50	48	0.04%	-	8.44%
2013	32	1.38	44	0.45%	-	40.14%
2012 [6]	31	0.98	30	-	-	(2.50%)
Invesco V.I. Core Equity Fund – Series I Shares
2015	14	1.74	24	0.95%	-	(5.77%)
2014	20	1.85	36	0.86%	-	8.15%
2013	20	1.71	35	1.40%	-	29.25%
2012	21	1.32	28	0.98%	-	13.88%
2011	22	1.16	25	0.93%	-	(0.06%)
Invesco V.I. Equity and Income Fund – Series II Shares
2015 ‡, 7	56	1.74	98	2.47%	-	(0.58%)
2014	-	-	-	-	-	-
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2015	17	1.94	34	4.16%	-	(1.53%)
2014	17	1.97	33	4.76%	-	4.35%
2013	18	1.89	33	5.18%	-	8.17%
2012	17	1.75	30	2.38%	-	12.53%
2011	76	1.55	119	5.37%	-	4.38%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2015	64	1.71	110	1.15%	-	(2.86%)
2014	79	1.76	139	0.73%	-	7.65%
2013	79	1.63	129	0.60%	-	35.90%
2012	79	1.20	94	1.03%	-	12.09%
2011	84	1.07	90	0.75%	-	(6.08%)

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2]	Total Return [3]
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2015	28	1.83	51	0.60%	-	(3.79%)
2014	27	1.90	52	0.45%	-	11.53%
2013	30	1.70	50	0.44%	-	30.32%
2012	29	1.31	38	0.70%	-	14.54%
2011	28	1.14	31	0.19%	-	(4.01%)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2015 ‡, 8	4	0.97	4	-	-	(2.91%)
2014	-	-	-	-	-	-
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
2015 ‡	-	-	-	-	-	(0.03%)
2014	5	1.41	7	-	-	3.47%
2013	7	1.36	9	-	-	45.83%
2012	8	0.94	8	-	-	8.82%
2011 [4]	10	0.86	9	-	-	(0.08%)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2015	35	0.59	20	4.29%	-	(25.66%)
2014	67	0.79	53	0.24%	-	(18.62%)
2013	82	0.97	80	1.61%	-	(14.71%)
2012	71	1.14	80	2.44%	-	5.12%
2011	59	1.08	64	13.67%	-	(7.54%)
PIMCO Real Return Portfolio – Advisor Class
2015	6	1.48	8	4.09%	-	(2.80%)
2014	6	1.52	9	1.31%	-	2.99%
2013	6	1.47	8	1.63%	-	(9.31%)
2012	6	1.63	9	0.99%	-	8.64%
2011	6	1.50	9	2.00%	-	11.56%
PIMCO Total Return Portfolio – Advisor Class
2015	6	1.69	10	4.94%	-	0.35%
2014	6	1.69	10	2.12%	-	4.17%
2013	6	1.62	9	2.11%	-	(2.06%)
2012	6	1.65	10	2.50%	-	9.49%
2011	27	1.51	40	2.47%	-	3.50%
Sentinel Variable Products Small Company Fund
2015 ‡, 7	27	1.75	47	-	-	0.38%
2014	-	-	-	-	-	-
Templeton Developing Markets VIP Fund – Class 2
2015	2	7.49	18	1.96%	-	(19.60%)
2014	6	9.32	54	1.46%	-	(8.39%)
2013	7	10.17	72	1.89%	-	(0.92%)
2012	6	10.27	66	1.45%	-	13.16%
2011	8	9.07	73	0.95%	-	(15.86%)
Templeton Foreign VIP Fund – Class 2
2015	1	4.81	5	3.55%	-	(6.49%)
2014	10	5.14	52	1.31%	-	(11.13%)
2013	32	5.79	185	2.34%	-	22.97%
2012	33	4.71	155	3.12%	-	18.23%
2011	28	3.98	109	1.70%	-	(10.63%)

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2]	Total Return [3]
Templeton Growth VIP Fund – Class 2
2015	16	5.49	89	2.64%	-	(6.49%)
2014	20	5.87	119	1.32%	-	(2.81%)
2013	19	6.04	117	2.47%	-	30.82%
2012	23	4.62	108	1.93%	-	21.07%
2011	34	3.81	131	1.35%	-	(6.97%)
Virtus Capital Growth Series – Class A Shares
2015	34	4.71	160	-	-	9.26%
2014	33	4.31	142	0.06%	-	11.73%
2013	34	3.86	130	0.33%	-	29.44%
2012	32	2.98	95	0.61%	-	13.76%
2011	30	2.62	78	0.05%	-	(4.60%)
Virtus Growth & Income Series – Class A Shares
2015	78	5.53	431	0.89%	-	(8.91%)
2014	80	6.07	484	0.88%	-	9.64%
2013	112	5.53	619	0.87%	-	31.81%
2012	116	4.20	488	0.88%	-	14.77%
2011	134	3.66	490	0.72%	-	(1.66%)
Virtus International Series – Class A Shares
2015	19	6.50	124	2.22%	-	(10.48%)
2014	25	7.26	180	3.85%	-	(3.90%)
2013	24	7.56	182	2.14%	-	7.78%
2012	25	7.01	177	2.67%	-	16.52%
2011	33	6.02	199	2.57%	-	(4.57%)
Virtus Multi-Sector Fixed Income Series – Class A Shares
2015	25	7.49	186	5.16%	-	(1.26%)
2014	14	7.59	104	4.86%	-	1.90%
2013	14	7.45	104	5.24%	-	2.25%
2012	18	7.28	128	5.17%	-	14.69%
2011	42	6.35	267	6.58%	-	2.99%
Virtus Real Estate Securities Series – Class A Shares
2015	4	15.76	59	1.52%	-	2.38%
2014	1	15.39	20	1.15%	-	31.62%
2013	1	11.69	16	1.50%	-	0.90%
2012	1	11.59	16	0.70%	-	16.98%
2011	7	9.91	69	0.67%	-	9.87%
Virtus Small-Cap Growth Series – Class A Shares
2015	4	11.30	42	-	-	0.73%
2014	4	11.21	46	-	-	5.50%
2013	8	10.63	88	0.28%	-	40.20%
2012	9	7.58	66	0.20%	-	11.81%
2011	9	6.78	58	-	-	16.59%
Virtus Small-Cap Value Series – Class A Shares
2015	18	8.92	164	0.54%	-	(1.37%)
2014	20	9.04	180	0.60%	-	1.83%
2013	25	8.88	218	0.57%	-	40.77%
2012	29	6.31	182	2.12%	-	8.13%
2011	36	5.83	207	0.82%	-	4.53%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2]	Total Return [3]
Virtus Strategic Allocation Series – Class A Shares
2015	3	6.18	16	1.69%	-	(5.38%)
2014	3	6.53	20	2.12%	-	7.51%
2013	3	6.08	21	1.93%	-	17.99%
2012	4	5.15	19	1.82%	-	13.42%
2011	11	4.54	49	2.26%	-	1.91%
Wanger International
2015	8	7.72	63	1.47%	-	0.10%
2014	10	7.72	77	1.46%	-	(4.40%)
2013	10	8.07	80	2.49%	-	22.37%
2012	13	6.60	83	1.27%	-	21.56%
2011	18	5.43	99	4.63%	-	(14.62%)
Wanger International Select
2015	9	5.98	57	1.33%	-	(1.03%)
2014	20	6.04	122	1.44%	-	(6.96%)
2013	24	6.49	159	5.80%	-	14.04%
2012	24	5.69	135	1.20%	-	22.00%
2011	25	4.67	115	1.51%	-	(10.11%)
Wanger Select
2015	1	9.89	6	0.01%	-	0.25%
2014	3	9.87	25	-	-	3.14%
2013	3	9.57	26	0.28%	-	34.58%
2012	3	7.11	20	0.47%	-	18.46%
2011	11	6.00	66	2.02%	-	(17.68%)
Wanger USA
2015	21	9.29	193	-	-	(0.61%)
2014	24	9.34	225	-	-	4.78%
2013	25	8.92	224	0.13%	-	33.75%
2012	30	6.67	201	0.32%	-	20.02%
2011	32	5.56	177	-	-	(3.49%)

*Amount is less than 0.005%.
‡For the noted Fund, a unit value and/or total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment Options with a date notation indicate the effective date of that Investment Option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

[4]From inception August 29, 2011 to December 31, 2011.	[7]From inception January 16, 2015 to December 31, 2015.
[5]From inception February 3, 2012 to December 31, 2012.	[8]From inception November 2, 2015 to December 31, 2015.
[6]From inception April 27, 2012 to December 31, 2012.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
PLAC and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PLAC is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Saybrus Equity Services, Inc., a broker-dealer subsidiary of Phoenix, distributes PLAC’s products through broker-dealers and other financial intermediaries.
Charges and Deductions
PLAC makes deductions from the contract to compensate us for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Periodic charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PLAC for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PLAC makes deductions for administrative charges at a maximum rate of $120 per policy. These charges are typically a flat dollar amount, but could also vary by face amount of coverage.
Contract Surrender Charge – In accordance with terms of the contracts, PLAC charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary.
Cost of Insurance Charge – In accordance with terms of the contracts, PLAC makes monthly deductions for costs of insurance to cover PLAC’s anticipated mortality costs. Because a contract account value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Charge – In accordance with terms of the contracts, PLAC will make monthly deductions at a maximum rate of .90% annually.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2015 and 2014 were $164,218, and $172,976, respectively.
B.    Optional Rider and Benefit Charges
PLAC may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
Charges Against Premium
PLAC deducts a sales charge from every premium payment and a deferred acquisition cost tax charge to the contract to reimburse PLAC for our federal tax liability related to our receipt of premium.
C.    Other Charges
PLAC may deduct other charges depending on the contract terms.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PLAC intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Intercompany Reinsurance Treaty
On June 30, 2015, Phoenix executed an intercompany reinsurance treaty between two of its subsidiaries, Phoenix Life Insurance Company (“Phoenix Life”) and PHL Variable Insurance Company (“PHL Variable”) after receiving regulatory approval from the the New York State Department of Financial Services (“NYDFS”) and the Connecticut Insurance Department. Under the reinsurance treaty, Phoenix Life will retrocede to PHL Variable on a modified coinsurance basis, policy liabilities of a block of corporate-owned life insurance policies. As of result of discussions with its regulators related to this treaty, Phoenix decided to de-stack its insurance company subsidiaries.
Destacking
On July 29, 2015, Phoenix completed de-stacking of its insurance company subsidiaries, which are now all direct subsidiaries of Phoenix. Prior to the de-stacking, Phoenix Life ,a direct subsidiary of Phoenix, was the indirect parent of PHL Variable, American Phoenix Life and Reassurance Company and PLAC. It was approved by the NYDFS, which regulates Phoenix Life, and the Connecticut Insurance Department, which regulates the other three subsidiaries.
Nassau Transaction
On September 29, 2015, Phoenix announced the signing of a definitive agreement in which Nassau Reinsurance Group Holdings L.P. (“Nassau”) agreed to acquire Phoenix for $37.50 per share in cash, representing an aggregate purchase price of $217.2 million (the “Nassau Transaction”) . Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on acquiring and operating entities in the life, annuity and long-term care sectors. The Nassau Transaction was subject to the approval of the Phoenix shareholders, regulatory approvals from the NYDFS and the Connecticut Insurance Department, among other closing conditions. After completion of the transaction, which is expected to close in early 2016, Nassau will contribute $100 million in new equity capital into Phoenix and Phoenix will be a privately held, wholly owned subsidiary of Nassau. In addition, as part of the Nassau Transaction, Phoenix launched a consent solicitation in connection with its 7.45% quarterly Interest Bonds due 2032 (the “Consent Solicitation”).
Phoenix Shareholder Litigation
On October 26, 2015, a putative class action lawsuit was filed by a purported shareholder of Phoenix in the Superior Court of the State of Connecticut challenging the Nassau Transaction. The lawsuit alleged that the individual members of Phoenix’s Board of Directors breached their fiduciary duties to the Phoenix shareholders by agreeing to the Nassau Transaction for inadequate consideration and through an allegedly flawed sales process, and that the defendant companies – Phoenix, Nassau and Davero Merger Sub Corp. (a wholly owned subsidiary of Nassau) – aided and abetted such alleged breaches. The plaintiff in the action, which is styled Thomas White v. The Phoenix Companies, Inc., et. al., No. HHD-CV15--6063180-S (Conn. Super. Ct., Hartford), sought , among other things, an order enjoining the merger and, in the event the merger is completed, rescission and/or damages as a result of the alleged violations of law, as well as fees and costs.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Phoenix Shareholder Litigation Settlement
On December 10, 2015, Phoenix and the other defendants executed a Memorandum of Understanding (“MOU”) with the plaintiff providing for settlement of the suit based on certain supplemental disclosures to be released to Phoenix shareholders in advance of the December 17, 2015 shareholder vote. The settlement reflected in the MOU is subject to certain confirmatory discovery by the plaintiffs in the litigation and subject to the approval of the Court, among other things. The defendants have vigorously denied, and continue vigorously to deny, that they have committed any violation of law or engaged in any of the wrongful acts that were alleged in the litigation. The MOU outlines the terms of the agreement in principle to settle and release all claims which were or could have been asserted in the litigation. The parties to the MOU will seek to enter into a stipulation of settlement that will be presented to the Court for final approval. The stipulation of settlement will be subject to customary conditions, including approval by the Court, which will consider the fairness, reasonableness and adequacy of the settlement. The stipulation of settlement will provide for, among other things, the conditional certification of the Litigation as a non opt-out class action. The stipulation of settlement will provide for the release of any and all claims arising from the merger, subject to approval by the Court. The release will not become effective until the stipulation of settlement is approved by the Court. In connection with the settlement, subject to the ultimate determination of the Court, counsel for plaintiff may receive an award of reasonable fees. Neither this payment nor the settlement will affect the consideration to be received by Phoenix stockholders in the merger or the timing of the anticipated closing of the merger. There can be no assurance that the settling parties will ultimately enter into a stipulation of settlement or that the Court will approve the settlement even if the settling parties were to enter into the stipulation. In such event, or if the merger is not consummated for any reason, the proposed settlement will be null and void and of no force and effect. In January 2016, named-plaintiff, Thomas White, and non-party, Stephen Bushansky, a member of the putative class, moved to substitute Stephen Bushansky as plaintiff, which motion was granted.
Phoenix Proxy Solicitation
On December 17, 2015, at a special meeting, Phoenix shareholders approved the adoption of the Agreement and Plan of Merger, dated as of September 28, 2015, among Phoenix, Davero Merger Sub Corp. and Nassau. Subject to the terms and conditions of the merger agreement, Davero Merger Sub Corp., a direct wholly-owned subsidiary of Nassau, will be merged with and into Phoenix with Phoenix as the surviving company and a direct wholly-owned subsidiary of Nassau.
Consent Solicitation
On January 7, 2016, Phoenix commenced the Consent Solicitation to amend the indenture governing the bonds (the “Indenture”) in connection with the Nassau Transaction. On March 4, 2016, Phoenix announced the success of the Consent Solicitation. The consents received represented approximately 72.9% of the outstanding principal amount. On March 9, 2016, the Company and the Trustee executed a fourth supplemental indenture (the “Fourth Supplemental Indenture”) amending the Indenture effective as of such date. If the merger is consummated and the bonds are delisted, Phoenix will no longer be required to file SEC Reports with the SEC and will not be required to file reports with the bond’s trustee or the SEC pursuant to the terms of the Indenture or the Trust Indenture Act of 1939, as amended. The amendment would require Phoenix to deliver to the trustee and make available to bondholders certain annual financial statements, quarterly financial statements and reports on certain current events.
Consent Solicitation Litigation
On February 8, 2016, plaintiff Kenneth Roth filed a putative class action complaint (“Complaint”) in New York Supreme Court (New York County) (the “Court”) against Phoenix and U.S. Bank National Association in its capacity as indenture trustee (the “Trustee”), Index No. 650634/2016 (the “Litigation”), relating to the Consent Solicitation. The Complaint asserts claims against Phoenix for breach of contract, breach of the covenant of good faith and fair dealing, negligent misrepresentation, a temporary restraining order, a preliminary and permanent injunction, and a declaratory judgment. In addition to damages, costs, and attorneys’ fees, the Complaint asks the Court to temporarily restrain, and preliminarily and permanently enjoin the Consent Solicitation or, alternatively, declare that the proposed supplemental indenture is null and void. The Complaint further alleges that the Trustee breached its fiduciary duty to bondholders by, inter alia, allowing the Consent Solicitation to be issued. Phoenix believes that the lawsuit is without merit and that no additional or amended disclosure is required to supplement the Consent Solicitation, and that no changes to the proposed supplemental indenture are required, under applicable laws.
Consent Solicitation Litigation Settlement
On February 24, 2016, the parties to the Litigation (the “Settling Parties”) entered into the MOU providing for the settlement of the Litigation, subject to the approval of the Court, among other things. The defendants have vigorously denied, and continue vigorously to deny, that they have committed any violation of law or engaged in any of the wrongful acts that were alleged in the Litigation. The MOU outlines the terms of the Settling Parties’ agreement in principle to settle and release all claims which were

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
or could have been asserted in the Litigation. The parties to the MOU will seek to enter into a stipulation of settlement that will be presented to the Court for final approval. The stipulation of settlement will be subject to customary conditions, including approval by the Court, which will consider the fairness, reasonableness and adequacy of the settlement. The stipulation of settlement will provide for, among other things, the release of any and all claims arising from or relating to the Consent Solicitation, subject to approval by the Court. The release will not become effective until the stipulation of settlement is approved by the Court. In connection with the settlement, subject to the ultimate determination of the Court, counsel for plaintiff may receive an award of reasonable fees. Neither this payment nor the settlement will affect the consent fee to be received by consenting Phoenix bondholders in the Consent Solicitation. There can be no assurance that the Settling Parties will ultimately enter into a stipulation of settlement or that the Court will approve the settlement even if the Settling Parties were to enter into the stipulation. In such event, or if the Consent Solicitation is not consummated for any reason, the proposed settlement will be null and void and of no force and effect.
SEC Cease-and-Desist Order
Phoenix and PHL Variable of Phoenix, are subject to a Securities and Exchange Commission (the “SEC”) Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Order”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. Phoenix and PHL Variable remain subject to these obligations. Pursuant to the Orders, Phoenix and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1.1 million pursuant to the terms of the Orders in 2014.
Cases Brought by Policy Investors Against Phoenix, Phoenix Life, PHL Variable
On August 2, 2012, Lima LS PLC filed a complaint against Phoenix, Phoenix Life, PHL Variable, James D. Wehr, Philip K. Polkinghorn, Edward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that Phoenix Life and PHL Variable promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.
Cost of Insurance Cases
On November 18, 2011, Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, filed suit against Phoenix Life in the United States District Court for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) challenging COI rate adjustments implemented by Phoenix Life in 2010 and 2011 in certain universal life insurance policies. The complaint sought damages for breach of contract. The class certified by the court was limited to holders of Phoenix Life policies issued in New York subject to New York law and subject to Phoenix Life’s 2011 COI rate adjustment.
PHL Variable has been named as a defendant in six actions challenging its COI rate adjustments in certain universal life insurance policies implemented concurrently with the Phoenix Life adjustments. Phoenix Life and PHL Variable are referred to as the “Phoenix Life Companies.” Five cases have been brought against PHL Variable, while one case has been brought against both PHL Variable and Phoenix Life. These six cases, only one of which is styled as a class action, have been brought by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”); (2-5) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on November 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”); (4: C.A. No. 3:14-cv-00555-WWE; U.S. Dist. Ct; D. Conn., complaint originally filed on March 6, 2013, in the District of Delaware and transferred by order dated April 22, 2014, to the District of Connecticut; and 5: C.A. No. 3:14-cv-01398-WWE, U.S. Dist. Ct; D.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Conn., complaint filed on September 23, 2014, and amended on October 16, 2014, to add Phoenix Life as a defendant, and consolidated with No. 3:14-cv-00555-WWE (collectively the “U.S. Bank Conn. Litigations”)); and (6) SPRR LLC (C.A. No. 1:14-cv-8714-CM; U.S. Dist. Ct.; S.D.N.Y., complaint filed on October 31, 2014; the “SPRR Litigation”). SPRR LLC filed suit against PHL Variable, on behalf of itself and others similarly situated, challenging COI rate adjustments implemented by PHL Variable in 2011.
The Tiger Capital Litigation, the two U.S. Bank N.Y. Litigations and the SPRR Litigation were assigned or reassigned to the same judge as the Fleisher Litigation. The plaintiff in the Tiger Capital Litigation sought damages for breach of contract and declaratory relief. The plaintiff in the U.S. Bank N.Y. Litigations and the U.S. Bank Conn. Litigations sought damages and attorneys’ fees for breach of contract and other common law and statutory claims. The plaintiff in the SPRR Litigation sought damages for breach of contract for a nationwide class of policyholders.
The Phoenix Life Companies reached an agreement as of April 30, 2015, memorialized in a formal settlement agreement executed on May 29, 2015, with SPRR, LLC, Martin Fleisher, as trustee of the Michael Moss Irrevocable Life Insurance Trust II, and Jonathan Berck, as trustee of the John L. Loeb, Jr. Insurance Trust (collectively, the SPRR Litigation and the Fleisher Litigation plaintiffs referred to as the “Plaintiffs”), to resolve the Fleisher Litigation and SPRR Litigation (the “Settlement”). A motion for preliminary approval of the Settlement was filed with the United States District Court for the Southern District of New York on May 29, 2015 and on June 3, 2015, the court granted preliminary approval of the Settlement and ordered notice be given to class members. The proposed Settlement class consists of all policyholders that were subject to the 2010 or 2011 COI rate adjustments (collectively, the “Settlement Class”), including the policies within the above-named COI cases. The Phoenix Life Companies agreed to pay a total of $48.5 million , as reduced for any opt-outs, in connection with the Settlement. The Phoenix Life Companies agreed not to impose additional increases to COI rates on policies participating in the Settlement Class through the end of 2020, and not to challenge the validity of policies participating in the Settlement Class for lack of insurable interest or misrepresentations in the policy applications. Under the Settlement, policyholders are members of the Settlement Class, including those which have filed individual actions relating to COI rate adjustments, may opt out of the Settlement and separately litigate their claims. The opt-out period expired on July 17, 2015 and opt-out notices have been received by the Phoenix Life Companies, including from U.S. Bank, a party to four COI cases. On September 9, 2015, the judge in the Fleisher and SPRR Litigations entered an order approving of the Settlement and final judgment was entered on December 9, 2015.
On June 3, 2015, the parties to the Tiger Capital Litigation advised the court of a settlement of the Tiger Capital Litigation, which includes Tiger Capital, LLC’s participation in the class Settlement. The settlement of the Tiger Capital Litigation was on a basis that will not have a material impact on the Company’s financial statements. The Tiger Capital Litigation was closed by the court on October 21, 2015.
On September 28, 2015, the Plaintiff in the U.S. Bank N.Y. Litigations and PHL Variable filed a joint stipulation of dismissal of the U.S. Bank N.Y. Litigations with prejudice pursuant to an agreement to settle. The U.S. Bank Conn. Litigations are proceeding, and the Plaintiff seeks damages and attorney’s fees for breach of contract and other common law and statutory claims. Complaints to state insurance departments regarding PHL Variable’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing PHL Variable to take remedial action in response to complaints by a single policyholder. PHL Variable disagrees with both states’ positions. On March 23, 2015, an Administrative Law Judge (“ALJ”) in Wisconsin ordered PHL Variable to pay restitution to current and former owners of seven policies and imposed a fine on PHL Variable which, in a total amount, does not have a material impact on PHL Variable’s financial position (Office of the Commissioner of Insurance Case No. 13- C35362). PHL Variable disagrees with the ALJ’s determination and has appealed the order.
For any cases or regulatory directives not resolved by the Settlement, Phoenix Life and PHL Variable believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them, including by appeal if necessary. For any matters not resolved by the Settlement, the outcome is uncertain and any potential losses cannot be reasonably estimated.
Cases Brought by Policyholders
On October 30, 2009, Brian S. Shevlin, Keith P. Shevlin, and Erin Taylor (the “Shevlins” or “Plaintiffs”) brought a purported class action suit against Phoenix Life and Phoenix (collectively “Defendants”) in the Superior Court of New Jersey, Mercer County, Brian S. Shevlin at al. v. Phoenix Life Insurance et al., Docket No. MER-L-2792-09. The Shevlins, on behalf of themselves and a

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
class of owners of closed block policies established upon the demutualization of Phoenix Life in 2001, challenged the reduction of dividends on those policies following 2006 and 2009 dividend scale changes. Defendants removed the suit to the United States District Court for the District of New Jersey (Case No. 09-cv-06323). On August 24, 2010, the District Court partially granted and partially denied Defendants’ motion to dismiss, and shortly thereafter Plaintiffs filed a Second Amended Complaint. Plaintiffs allege that the reduction of dividends breached the terms of their policies with Phoenix Life, and unjustly enriched Phoenix. On June 30, 2014, the court denied Phoenix’s motion for summary judgment, and instructed the parties to proceed to brief class certification. On February 9, 2016, the court denied the pending motion for class certification without prejudice to renew it if a planned mediation was unsuccessful in resolving the action. The outcome of this litigation and any potential award of damages are uncertain.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective November 6, 2015, the Neuberger Berman Small Cap Growth Portfolio merged into the surviving fund Neuberger Berman Mid Cap Growth Portfolio.
B.    Liquidations
On or about April 29, 2016, the Wanger International Select Fund will liquidate and dissolve.
C.    Name Changes
Effective on or about April 29, 2016, the Federated Prime Money Fund II will be renamed the Federated Government Money Fund II (Service Shares).
Effective on or about April 29, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio will be renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
Effective August 11, 2014, the DWS Equity 500 Index VIP fund was renamed the Deutsche Equity 500 Index VIP fund.
Effective August 11, 2014, the DWS Small Cap Index VIP fund was renamed the Deutsche Small Cap Index VIP fund.
Effective May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund.
Effective May 1, 2014, the Mutual Shares Securities Fund was renamed Franklin Mutual Shares VIP Fund.
Effective May 1, 2014, the Templeton Developing Markets Securities Fund was renamed Templeton Developing Markets VIP Fund.
Effective May 1, 2014, the Templeton Foreign Securities Fund was renamed Templeton Foreign VIP Fund.
Effective May 1, 2014, the Templeton Growth Securities Fund was renamed Templeton Growth VIP Fund.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
D.    Other
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisers Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadviser, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Effective November 2, 2015, the subadviser to Virtus International Series changed from Aberdeen Asset Management Inc. to Euclid Advisors LLC.
On January 24, 2014, a 1:5 reverse share split of Rydex VT Inverse Government Long Bond Strategy Fund shares occurred after the close of markets. The fund shares are offered on a split-adjusted basis, after January 27, 2014.
Note 11—Subsequent Events
Capital Contributions
On February 25, 2016, PHL Variable received permission from the Connecticut Insurance Department to admit $23.1 million of receivables from Phoenix as an additional capital contribution on its balance sheet as of December 31, 2015. On February 26, 2016, Phoenix made a capital contribution of $23.1 million to PHL Variable
Dividends
On March 10, 2016, Phoenix Life declared a $20.0 million dividend to Phoenix.
Management and Organizational Changes
On January 22, 2016, Phoenix announced that Bonnie J. Malley, Executive Vice President and Chief Financial Officer, intends to leave Phoenix upon the completion of the Nassau Transaction. Upon completion of the Nassau Transaction, Phoenix plans to appoint Ernest McNeill Jr. as Chief Financial Officer. Mr. McNeill is currently Phoenix’s Senior Vice President and Chief Accounting Officer.

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

The Board of Directors Phoenix Life and Annuity Company:

We have audited the accompanying statement of assets and liabilities of Phoenix Life and Annuity Variable Universal Life Account (comprised of the divisions listed in Note 1) (collectively, “the Separate Account”) as of December 31, 2015, the related statements of operations and changes in net assets for the period then ended and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Phoenix Life and Annuity Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2015, and the results of its operations and changes in its net assets for the year then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Hartford, Connecticut

April 25, 2016

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Phoenix Life and Annuity Company:
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment options of the Phoenix Life and Annuity Variable Universal Life Account (identified in Note 1) at December 31, 2014, the results of each of their operations for the period then ended, the changes in net assets for the periods then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of Phoenix Life and Annuity Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the transfer agents, provide a reasonable basis for our opinion.
/s/ Pricewaterhouse Cooper LLP
May 1, 2015
Boston, Massachusetts

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Phoenix Life and Annuity Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Phoenix Life and Annuity Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
OL4260 © 2015 The Phoenix Companies, Inc.	2-15